Contingencies, Commitments and Guarantees (Details) (Asbestos Related Claims [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Claims	Dec. 31, 2010 Claims	Dec. 31, 2009 Claims	Dec. 31, 2008 Claims	Dec. 31, 2007 Claims	Dec. 31, 2006 Claims	Dec. 31, 2005 Claims	Dec. 31, 2004 Claims	Dec. 31, 2003 Claims	Dec. 31, 2002
Asbestos Related Claims [Member]
Loss Contingencies [Line Items]
Asbestos personal injury claims at year end	66,747	68,513	68,804	74,027	79,717	87,070	100,250	108,000	111,700
Number of new claims during the year	4,972	5,670	3,910	5,063	7,161	7,870	18,500	23,900	58,750
Settlement payments during the year	$ 34.2	$ 34.9	$ 37.6	$ 99.0	$ 28.2	$ 35.5	$ 74.3	$ 85.5	$ 84.2
Asbestos-related claims liability, beginning balance									1,200	820
Increase (decrease) in claims liability										402
Asbestos-related claims liability, ending balance										$ 1,200